Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2022	2021

Accrued expenses	$1,246	$1,787
Employees and payroll accruals	1,167	1,879
IIA deferred grants	-	269
Other liabilities	16	5

	$2,429	$3,940